Loans to customers (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 3,713,770	$ 1,976,499
Credit exposure ratio	100.00%	100.00%
Loss Allowance	$ 512,134	$ 300,223
Credit loss ratio	100.00%	100.00%
Coverage Ratio	13.80%	15.20%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 2,831,131	$ 1,521,040
Credit exposure ratio	76.20%	77.00%
Credit loss ratio	28.40%	25.50%
Coverage Ratio	5.10%	5.00%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 648,296	$ 351,166
Credit exposure ratio	17.50%	17.80%
Credit loss ratio	43.70%	49.30%
Coverage Ratio	34.50%	42.20%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 234,343	$ 104,293
Credit exposure ratio	6.30%	5.20%
Credit loss ratio	27.90%	25.20%
Coverage Ratio	60.90%	72.40%
Strong Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,437,136	$ 832,448
Credit exposure ratio	38.70%	42.10%
Loss Allowance	$ 14,129	$ 9,344
Credit loss ratio	2.80%	3.10%
Coverage Ratio	1.00%	1.10%
Strong Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,396,591	$ 819,605
Credit exposure ratio	2.80%	98.50%
Loss Allowance	$ 13,441	$ 9,093
Credit loss ratio	95.10%	97.30%
Coverage Ratio	1.00%	1.10%
Strong Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 40,545	$ 12,843
Credit exposure ratio	97.20%	1.50%
Loss Allowance	$ 688	$ 251
Credit loss ratio	4.90%	2.70%
Coverage Ratio	1.70%	2.00%
Satisfactory Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,228,949	$ 642,099
Credit exposure ratio	33.10%	32.50%
Loss Allowance	$ 69,361	$ 40,852
Credit loss ratio	13.50%	13.60%
Coverage Ratio	5.60%	6.40%
Satisfactory Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,081,293	$ 583,925
Credit exposure ratio	88.00%	90.90%
Loss Allowance	$ 59,291	$ 36,228
Credit loss ratio	85.50%	88.70%
Coverage Ratio	5.50%	6.20%
Satisfactory Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 147,656	$ 58,174
Credit exposure ratio	12.00%	9.10%
Loss Allowance	$ 10,070	$ 4,624
Credit loss ratio	14.50%	11.30%
Coverage Ratio	6.80%	7.90%
Higher Risk Credit [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 1,047,685	$ 501,952
Credit exposure ratio	28.20%	25.40%
Loss Allowance	$ 428,644	$ 250,027
Credit loss ratio	83.70%	83.30%
Coverage Ratio	40.90%	49.80%
Higher Risk Credit [Member] | Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 353,247	$ 117,510
Credit exposure ratio	33.70%	23.40%
Loss Allowance	$ 72,609	$ 31,133
Credit loss ratio	17.00%	10.40%
Coverage Ratio	20.60%	26.50%
Higher Risk Credit [Member] | Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 460,095	$ 280,149
Credit exposure ratio	43.90%	55.80%
Loss Allowance	$ 213,224	$ 143,358
Credit loss ratio	49.70%	47.80%
Coverage Ratio	46.30%	51.20%
Higher Risk Credit [Member] | Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposure	$ 234,343	$ 104,293
Credit exposure ratio	22.40%	20.80%
Loss Allowance	$ 142,811	$ 75,536
Credit loss ratio	33.30%	25.20%
Coverage Ratio	60.90%	72.40%